Employee Cost - Summary of Net Pension and Post Retirement Cost for Jaguar Land Rover Limited Pension Plan (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2023 USD ($)	Mar. 31, 2023 INR (₨)	Mar. 31, 2022 INR (₨)	Mar. 31, 2021 INR (₨)
Disclosure of defined benefit plans [line items]
Defined benefit pension plan amendment cost	$ (181.9)	₨ (14,950.7)		₨ 848.1
Jaguar Land Rover Pension plan [member]
Disclosure of defined benefit plans [line items]
Current service cost	96.2	7,902.8	₨ 11,823.1	12,715.2
Defined benefit pension plan amendment cost	(181.9)	(14,950.7)	2.0	1,559.8
Administrative expenses	30.7	2,519.0	2,719.3	2,159.5
Net interest cost / (income) (including onerous obligations)	(38.8)	(3,186.3)	612.9	(395.9)
Net periodic pension cost	$ (93.8)	₨ (7,715.2)	₨ 15,157.3	₨ 16,038.6